Profit/(loss) from non-controlling interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Detailed information about non controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	€ (262)	€ (251)	€ (170)
Percentage entitities with noncontrolling interests	0.00%
Budimex group [Member]
Detailed information about non controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	€ (91)	(77)	(83)
Percentage entitities with noncontrolling interests	49.86%
Autop terrassa manresa SA [Member]
Detailed information about non controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	€ (9)	(8)	(8)
Percentage entitities with noncontrolling interests	23.72%
LBJ infrastructure group [Member]
Detailed information about non controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	€ (31)	(28)	(20)
Percentage entitities with noncontrolling interests	45.40%
NTE mobility partners [Member]
Detailed information about non controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	€ (58)	(59)	(60)
Percentage entitities with noncontrolling interests	37.03%
NTE mobility partners segments 3 LLC
Detailed information about non controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	€ (62)	(60)	(41)
Percentage entitities with noncontrolling interests	46.33%
FAM construction LLC [Member]
Detailed information about non controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	€ 0	9	34
Percentage entitities with noncontrolling interests	30.00%
D4R7 construction S.R.O. [Member]
Detailed information about non controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	€ 2	3	(1)
Percentage entitities with noncontrolling interests	35.00%
I77 mobility partners [Member]
Detailed information about non controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	€ (10)	(9)	(12)
Percentage entitities with noncontrolling interests	27.77%
I66 mobility partners [Member]
Detailed information about non controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	€ (7)	3	16
Percentage entitities with noncontrolling interests	44.30%
Dalaman international airport [Member]
Detailed information about non controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	€ 5	(24)	7
Percentage entitities with noncontrolling interests	40.00%
Webber united LLC
Detailed information about non controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	€ 0	0	1
Percentage entitities with noncontrolling interests	40.00%
Other companies [Member]
Detailed information about non controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	€ (1)	€ (2)	€ (3)
Percentage entitities with noncontrolling interests	0.00%